SUPPLEMENTAL CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY - USD ($)	Limited Partners Common Unitholders, Public	Limited Partners Subordinated Unitholder, Landmark	General Partner, Landmark	Landmark Infrastructure Partners LP Predecessor	Acquired Funds	Common Unitholders, Public	Subordinated Unitholder, Landmark	Total
Balance as of beginning of period at Dec. 31, 2011				$ 33,738,723	$ 8,619,788			$ 42,358,511
Increase (decrease) in partners' capital
Net loss from Acquired Assets								1,082,382
Cash Contributions				52,418,850	12,000,000			64,418,850
Contributions of real property interests				15,824,951	222,222			16,047,173
Change in control				48,049,897	8,583,258			56,633,155
Distributions to Acquired Funds Members				(31,856,905)	(13,189,854)			(45,046,759)
Net income (loss)				1,164,417	(82,035)			1,082,382
Balance as of end of period at Dec. 31, 2012				119,339,933	16,153,379			135,493,312
Increase (decrease) in partners' capital
Net loss from Acquired Assets								5,647,830
Cash Contributions				500,000	1,500,000			2,000,000
Contributions of real property interests				(7,047,495)	(257,254)			(7,304,749)
Distributions to Acquired Funds Members				(26,008,206)	(2,084,051)			(28,092,257)
Net income (loss)				4,845,737	802,093			5,647,830
Balance as of end of period at Dec. 31, 2013				105,724,959	16,628,675			122,353,634
Balance as of end of period at Nov. 18, 2014				31,371,698	13,377,304	$ 93,222,079	$ (8,447,609)	129,523,472
Balance as of beginning of period at Dec. 31, 2013				105,724,959	16,628,675			122,353,634
Increase (decrease) in partners' capital
Net loss from Acquired Assets								5,558,976
Capital contribution to fund general and administrative expense reimbursement								12,349
Net income (loss)					1,028,757			2,860,628
Net loss attributable to partners	$ (1,619,009)	$ (1,079,339)						(2,698,348)
Balance as of end of period at Dec. 31, 2014			$ 12,349	31,371,698	13,377,304	74,683,957	29,745,957	149,191,265
Balance as of beginning of period at Nov. 18, 2014				31,371,698	13,377,304	93,222,079	(8,447,609)	129,523,472
Increase (decrease) in partners' capital
Issuance of common units, net of offering costs						42,730,679		42,730,679
Distributions to Acquired Funds Members						(59,667,292)		(59,667,292)
Proceeds from sale of subordinated units to Landmark			0	0	0	0	39,272,905	39,272,905
Capital contribution to fund general and administrative expense reimbursement			(12,349)					(12,349)
Net income (loss)								(2,698,348)
Unit-based compensation						17,500		17,500
Net loss attributable to partners						(1,619,009)	(1,079,339)	(2,698,348)
Balance as of end of period at Dec. 31, 2014			12,349	31,371,698	13,377,304	74,683,957	29,745,957	149,191,265
Increase (decrease) in partners' capital
Net loss from Acquired Assets			(1,198,734)		771,862			(426,872)
Net investment of Acquired Assets			(44,973,190)	$ (31,371,698)				(76,344,888)
Cash Contributions					101,425			101,425
Issuance of common units, net of offering costs						46,941,545		46,941,545
Distributions to Acquired Funds Members					(465,917)	(4,401,640)	(2,318,100)	(7,185,657)
Capital contribution to fund general and administrative expense reimbursement			1,465,040					1,465,040
Net income (loss)								(2,480,363)
Unit-based compensation						96,250		96,250
Issuance of units in connection with acquisition						31,461,930		31,461,930
Net loss attributable to partners	$ (867,361)	$ (1,186,130)				(867,361)	(1,186,130)	(2,053,491)
Balance as of end of period at Sep. 30, 2015			$ (44,694,535)		$ 13,784,674	$ 147,914,681	$ 26,241,727	$ 143,246,547